Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current Assets:
Cash and cash equivalents			$ 3,020,000	$ 4,909,000	$ 658,000	$ 1,535,000
Subscriptions receivable					103,000
Prepaid expenses, taxes and other receivables			258,000	414,000	311,000	660,000
Clinical trial deposit			205,000	205,000	114,000	1,075,000
Total Current Assets			3,483,000	5,528,000	1,186,000	3,270,000
Property and equipment, net			657,000	674,000	699,000	709,000
Total Assets			4,140,000	6,202,000	1,885,000	3,979,000
Current Liabilities:
Accounts payable and accrued expenses			2,207,000	2,207,000	1,722,000	2,784,000
Related party payables			50,000	52,000		298,000
Total Current Liabilities			2,257,000	2,259,000	1,870,000	3,082,000
Milestone payment liability			188,000	186,000	179,000	166,000
Total Liabilities			2,445,000	2,445,000	2,049,000	3,248,000
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024			2,000	2,000	10,000	2,000
Additional paid-in capital			163,445,000	153,358,000	145,090,000	141,438,000
Accumulated deficit			(162,052,000)	(159,876,000)	(155,537,000)	(151,375,000)
Accumulated other comprehensive income			21,000	21,000	21,000	21,000
Total Stockholders' Equity			1,695,000	3,757,000	(164,000)	731,000
Total liabilities and stockholders' equity			4,140,000	6,202,000	1,885,000	3,979,000
Commitments and Contingencies
Previously Reported [Member]
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024				55,000
Additional paid-in capital				153,305,000
Tuhura Biosciences Inc. and Subsidiary [Member]
Current Assets:
Cash and cash equivalents	$ 6,219,831	$ 12,657,178			3,665,032
Clinical trial deposit	204,955	204,955			0
Deposits, planned business acquisition (note 1)	6,244,503	5,994,503
Other current assets	1,002,671	958,708			493,769
Total Current Assets	14,325,380	19,610,389			4,158,801
Advances to acquisition target (note 1)	858,375
Property and equipment, net	151,980	123,366			182,170
Operating right-of-use assets	161,317	199,160			20,820
Other noncurrent assets		33,769			0
Total Assets	14,638,677	19,966,684			4,361,791
Current Liabilities:
Accounts payable and accrued expenses	4,617,620	5,170,166			3,438,559
Derivative Liability					137,000
Lease liabilities, current	164,594	159,844			20,820
Total Current Liabilities	4,782,214	5,330,010			3,596,379
Convertible notes payable, net					2,324,158
Lease liability, long term		42,698
Total Liabilities	4,782,214	5,372,708			5,920,537
Stockholders' equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 43,680,396 and 42,323,759 shares issued and outstanding as of March 31, 2025 and December 31, 2024	43,680	42,324			12,168
Additional paid-in capital	130,383,186	125,397,691			86,887,170
Accumulated deficit	(117,791,029)	(111,124,569)			(88,474,997)
Total Stockholders' Equity	9,856,463	14,593,976			(1,558,746)
Total liabilities and stockholders' equity	14,638,677	19,966,684			4,361,791
Related Party [Member]
Current Liabilities:
Related party payables			50,000	52,000	148,000	298,000
Officer [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Stockholders' equity
Due from stockholders	(3,057,904)
Preferred Stock Series A [Member]
Stockholders' equity
Preferred Stock			279,000	279,000	279,000	279,000
Preferred Stock Series A [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Stockholders' equity
Preferred Stock	$ 278,530	$ 278,530
Preferred Stock Series C [Member]
Stockholders' equity
Preferred Stock			$ 13,000	$ 9,973,000	9,973,000	$ 10,366,000
Preferred Stock Series A, A 1, and B [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Stockholders' equity
Preferred Stock					$ 16,913